OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities
Financial liabilities	R$ 82,619,532	R$ 92,556,433
Credit card transactions (1)	30,582,224	33,097,889
Foreign exchange transactions (2)	28,301,211	37,404,746
Loan assignment obligations	4,201,705	4,484,288
Capitalization bonds	9,200,285	9,134,099
Securities trading	6,714,714	3,838,999
Lease liabilities (Note 23b)	3,619,393	4,596,412
Other liabilities	47,924,619	43,854,987
Third party funds in transit (3)	7,794,465	7,750,360
Provision for payments	11,703,242	11,527,472
Sundry creditors	5,740,511	4,780,536
Social and statutory	6,696,788	5,570,334
Other taxes payable	2,144,388	2,309,741
Liabilities for acquisition of assets and rights	449,814	822,479
Other	13,395,411	11,094,065
Total	R$ 130,544,151	R$ 136,411,420